Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Sales income	¥ 124,973	$ 17,121	¥ 142,628	¥ 154,906
Cost of goods sold	(29,751)	(4,076)	(61,654)	(46,424)
Gross Profit	95,222	13,045	80,974	108,482
Total revenues (excluding cost of goods sold)	309,974	42,467	412,449	561,667
Other operating expenses and fees:
Sales and marketing	(14,089)	(1,930)	(27,801)	(62,243)
Origination and servicing	(78,097)	(10,699)	(53,525)	(69,018)
General and administrative	(222,928)	(30,541)	(270,290)	(374,882)
Provision for doubtful contract assets and receivables	(10,565)	(1,447)	(192,756)	(159,380)
Total operating expenses and fees (including cost of goods sold)	(355,430)	(48,693)	(606,026)	(711,947)
Operating Loss	(45,456)	(6,226)	(193,577)	(150,280)
Interest income	84,622	11,593	97,669	47,587
Impairment loss of investments	(4,590)	(629)	(27,928)	(181,820)
Impairment loss of goodwill			(24,809)	(200)
Impairment loss of intangible assets	(20,488)	(2,807)
Impairment loss of long-term prepayment				(274,996)
Unrealized (loss) gain investment in marketable securities	5,161	707	(2,415)	(47,998)
Dividend income from cost method investments	1,877	257	875	2,230
(Loss) gain from disposal of subsidiaries	754	103	(75)	(9,265)
Dividend received from available for sale investment	2,294	314	2,257
Gain on held-to-maturity investment	179	25	186
Exchange (loss) income	791	108	(4,289)	(808)
Other income, net	1,838	252	222	12,804
(Loss) income before income tax expense and loss in equity method investments	26,982	3,697	(151,884)	(602,746)
Income tax expense	(13,982)	(1,915)	(7,745)	(11,623)
Income from equity method investments, net of tax of, RMB12,019, RMB18,208 and RMB28,337 in 2022, 2023 and 2024, respectively	37,157	5,090	19,280	19,432
Net (loss) income	50,157	6,872	(140,349)	(594,937)
Loss (income) attributable to the non-controlling interest shareholders	(173)	(24)	159	196
Net (loss) income (attributable to 9F shareholders)	¥ 49,984	$ 6,848	¥ (140,190)	¥ (594,741)
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.21	$ 0.03	¥ (0.6)	¥ (2.55)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.21	$ 0.03	¥ (0.6)	¥ (2.55)
Weighted Average Shares Outstanding
Basic (in Shares)	235,499,660	235,499,660	235,499,660	233,237,695
Diluted (in Shares)	235,904,267	235,904,267	235,499,660	233,237,695
Post-origination services
Revenues:
Total revenues (excluding cost of goods sold)	¥ 5,326	$ 730	¥ 3,629	¥ 35,820
Technical services
Revenues:
Total revenues (excluding cost of goods sold)	143,648	19,680	247,770	327,245
Wealth management
Revenues:
Total revenues (excluding cost of goods sold)	¥ 36,027	$ 4,936	¥ 18,422	¥ 43,696
ADS
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.24	$ 0.58	¥ (11.91)	¥ (51)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.24	$ 0.58	¥ (11.91)	¥ (51)